Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost
The components of lease expense were as follows:

	Year Ended December 31,
	2021	2020	2019
Operating lease cost	$2,435	$3,267	$3,723
Variable lease costs	97	49	176
Total lease costs	$2,532	$3,316	$3,899
Other information related to leases was as follows:

	As of December 31,
	2021	2020	2019
Lease Term and Discount Rate
Weighted average remaining lease term (in years)	5.7	6.6	7.0
Weighted average discount rate	7.0%	7.1%	7.2%

Lessee, Operating Lease, Liability, Maturity
As of December 31, 2021, maturities of lease liabilities were as follows:

Year Ending December 31:	Operating Leases
2022	$1,806
2023	1,842
2024	1,733
2025	1,678
2026	1,597
Thereafter	1,386
Total lease payments	$10,042
Less: Imputed interest	(1,835)
Total lease liabilities	$8,207